DUE FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2022
DUE FROM RELATED PARTIES
DUE FROM RELATED PARTIES

4. DUE FROM RELATED PARTIES

Due from related parties consist of:

	December 31,	December 31,	December 31,
Borrower	2022	2021	2020
Lifschultz Enterprise Company LLC (an entity controlled by David Lifschultz, Genoil chief executive officer, and Bruce Abbott, Genoil chief operating officer)	$273,248	$220,336	$152,719
Totals	$273,248	$220,336	$152,719

The receivable is non-interest bearing and is due on demand.